UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2022

Date of reporting period:  October 31, 2021

Item 1. Report to Stockholders.

(a)

Oakhurst Strategic Defined Risk Fund

Institutional Class    OASDX

SEMI-ANNUAL REPORT
October 31, 2021

OAKHURST STRATEGIC DEFINED RISK FUND

November 23, 2021

Dear Shareholders:

From April 30 through October 31, 2021, Oakhurst Strategic Defined Risk Fund (the “Fund” or “OASDX”) performed towards the higher end of our expectations, achieving a total return of 5.84%. The Fund’s return for this period was well within our targeted range of 40% to 60% of the Fund’s benchmark, S&P 500 (Price) (“S&P”), which had a total return of 10.15% for that same period. For the full year between October 31, 2020, and October 31, 2021, the Fund posted a 19.50% return vs. 40.84% for the S&P, which was also well within our expectations.

The Fund’s Objective: Capital appreciation while attempting to limit short term risk

Analysis

Fund Allocation (As of 10/31/2021):

Oakhurst Advisors, LLC  |  1875 Century Park East, Suite 960, Los Angeles, CA 90067

Securities offered through Investment Security Corporation, Member FINRA/SIPC. Oakhurst Advisors, LLC and Investment Security Corporation are separate, unaffiliated entities.

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Oakhurst Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

We are currently focused on three major economic themes: inflation and supply chains, and government policy.

Inflation and supply chain.  Our prior position on inflation was that any inflationary pressure would prove to be in large part transitory. The current economic environment, however, has started to test our conviction. We have observed that substantial amounts of stimulus over a short period combined with the global supply chain crisis have created an environment supportive of continued inflation. We now view that inflation will persist at least through the medium term. We do not expect, however, that overall price increases will continue at the current trajectory but rather stabilize as our global supply chain issues are expected to be remediated and, as described below, government policy further solidifies to address inflation.  We are reserved in that should our supply issues persist, our recovery and expected economic growth will stall.

Government policy.  We are also closely watching potential government policy initiatives. These initiatives include infrastructure and social services packages, as well as legislation around important issues such as the federal debt ceiling. We do expect that these initiatives will meet headwinds into next years and have moderated our expectation of that these policies will be adopted, at least in their current form.

Going Forward

Going forward we believe that the current environment warrants a more defensive position. As such, over the next quarter we will begin to increase exposure to shorter more defensive trades that focus on potentially minimizing losses as opposed to maximization of upside.

Thank you,

Jeff Garden, CFA®
Portfolio Manager, Oakhurst Advisors, LLC

Oakhurst Advisors, LLC  |  1875 Century Park East, Suite 960, Los Angeles, CA 90067

Securities offered through Investment Security Corporation, Member FINRA/SIPC. Oakhurst Advisors, LLC and Investment Security Corporation are separate, unaffiliated entities.

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Oakhurst Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Past performance is not a guarantee of future results. References to other mutual funds should not be considered an offer of those securities and asset allocations are subject to change at any time.

Definitions

S&P 500 (Price):
The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 9.9 trillion indexed or benchmarked to the index, with indexed assets comprising approximately USD 3.4 trillion of this total. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

The outlook, views, and opinions presented are those of the Adviser as of October 31, 2021. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. These risks apply to the Fund, as well as the Underlying Funds, which may themselves invest in other investment companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower- rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid.

An index is unmanaged. Investors cannot invest directly in an index.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Oakhurst Advisors, LLC is the investment advisor.

Oakhurst Advisors, LLC  |  1875 Century Park East, Suite 960, Los Angeles, CA 90067

Securities offered through Investment Security Corporation, Member FINRA/SIPC. Oakhurst Advisors, LLC and Investment Security Corporation are separate, unaffiliated entities.

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Oakhurst Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Expense Example (Unaudited)
October 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(10/31/2021)	(5/1/2021)	(10/31/2021)	(5/1/2021 to 10/31/2021)
Oakhurst Strategic Defined Risk Fund
Actual(2)(3)	1.61%	$1,000.00	$1,058.40	$8.35
Hypothetical
(5% annual return before expenses)(3)	1.61%	$1,000.00	$1,017.09	$8.19

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the six-month period ended October 31, 2021 of 5.84%.
(3)	Excluding broker interest expense, your actual cost of investing and your hypothetical cost of investing would have been $8.30 and $8.13, respectively.

OAKHURST STRATEGIC DEFINED RISK FUND

Allocation of Portfolio(1) (% of Investments) (Unaudited)
October 31, 2021

(1)
Data expressed as a percentage of investments as of October 31, 2021. Data expressed excludes written option contracts and other liabilities in excess of assets. Please refer to the Schedule of Investments and Schedule of Written Options for more details on the Fund’s individual holdings.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited)
October 31, 2021

		Shares	Value
EXCHANGE TRADED FUNDS – 72.36%
Invesco BulletShares 2021 Corporate Bond ETF		46,830	$986,708
Invesco BulletShares 2022 Corporate Bond ETF		566,184	12,172,956
Invesco BulletShares 2023 Corporate Bond ETF (a)		1,461,801	31,574,901
Invesco BulletShares 2024 Corporate Bond ETF		717,827	15,763,481
SPDR S&P 500 ETF Trust (b)		42,728	19,622,834
Total Exchange Traded Funds
(Cost $75,627,161)			80,120,880

		Notional
	Contracts (d)	Amount
PURCHASED OPTIONS – 17.10% (b)(c)

Purchased Call Options – 14.18%
SPDR S&P 500 ETF Trust
Expiration: March 2022, Exercise Price: $396.00	151	$6,934,675	1,041,296
Expiration: December 2022, Exercise Price: $330.00	91	4,179,175	1,236,326
Expiration: December 2022, Exercise Price: $335.00	73	3,352,525	959,476
Expiration: December 2022, Exercise Price: $350.00	66	3,031,050	781,044
Expiration: December 2022, Exercise Price: $355.00	70	3,214,750	798,315
Expiration: December 2022, Exercise Price: $360.00	60	2,755,500	658,710
Expiration: December 2022, Exercise Price: $365.00	55	2,525,875	580,580
Expiration: January 2023, Exercise Price: $350.00	35	1,607,375	413,385
Expiration: December 2023, Exercise Price: $385.00	100	4,592,500	997,500
Expiration: December 2023, Exercise Price: $395.00	300	13,777,500	2,783,100
Expiration: December 2023, Exercise Price: $400.00	250	11,481,250	2,231,500
Expiration: December 2023, Exercise Price: $425.00	353	16,211,525	2,549,366
Expiration: December 2023, Exercise Price: $455.00	22	1,010,350	118,382
Expiration: December 2023, Exercise Price: $465.00	116	5,327,300	554,480
			15,703,460

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2021

		Notional
	Contracts (d)	Amount	Value
Purchased Put Options – 2.92%
SPDR S&P 500 ETF Trust
Expiration: January 2022, Exercise Price: $330.00	140	$6,429,500	$11,760
Expiration: June 2022, Exercise Price: $400.00	45	2,066,625	55,035
Expiration: September 2022, Exercise Price: $375.00	151	6,934,675	190,033
Expiration: September 2022, Exercise Price: $415.00	29	1,331,825	58,232
Expiration: December 2022, Exercise Price: $175.00	220	10,103,500	22,550
Expiration: December 2022, Exercise Price: $215.00	630	28,932,750	125,055
Expiration: December 2022, Exercise Price: $225.00	110	5,051,750	25,410
Expiration: December 2022, Exercise Price: $250.00	150	6,888,750	50,100
Expiration: December 2022, Exercise Price: $320.00	55	2,525,875	46,530
Expiration: December 2022, Exercise Price: $330.00	50	2,296,250	47,850
Expiration: January 2023, Exercise Price: $220.00	105	4,822,125	24,465
Expiration: January 2023, Exercise Price: $320.00	35	1,607,375	31,622
Expiration: December 2023, Exercise Price: $270.00	750	34,443,750	704,625
Expiration: December 2023, Exercise Price: $360.00	100	4,592,500	235,750
Expiration: December 2023, Exercise Price: $375.00	250	11,481,250	672,000
Expiration: December 2023, Exercise Price: $380.00	331	15,201,175	932,262
			3,233,279
Total Purchased Options
(Cost $15,174,067)			18,936,739

		Principal Amount
U.S. GOVERNMENT NOTES/BONDS – 8.46%
United States Treasury Notes/Bonds
2.375%, 3/15/2022		$6,000,000	6,050,503
1.500%, 9/15/2022		2,047,000	2,071,238
1.500%, 1/15/2023		1,225,000	1,243,710
Total U.S. Government Notes/Bonds
(Cost $9,368,891)			9,365,451

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2021

	Shares	Value
SHORT-TERM INVESTMENTS – 11.47%

Money Market Funds – 11.47% (e)(f)
Fidelity Institutional Money Market
Government Portfolio, Class I, 0.01%	12,700,368	$12,700,368
Total Short-Term Investments
(Cost $12,700,368)		12,700,368
Total Investments
(Cost $112,870,487) – 109.39%		121,123,438
Other Liabilities in Excess of Other Assets – (9.39)%		(10,400,041)
Net Assets – 100.00%		$110,723,397

ETF – Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with a written option contract. See the Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of October 31, 2021 is $3,172,755.
(f)	The rate quoted is the annualized seven-day effective yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Written Options (Unaudited)
October 31, 2021

		Notional
	Contracts (a)	Amount	Value
WRITTEN OPTIONS

Written Call Options
SPDR S&P 500 ETF Trust
Expiration: January 2022, Exercise Price: $400.00	(140)	$(6,429,500)	$(871,640)
Expiration: March 2022, Exercise Price: $425.00	(151)	(6,934,675)	(661,455)
Expiration: June 2022, Exercise Price: $465.00	(45)	(2,066,625)	(95,940)
Expiration: September 2022, Exercise Price: $455.00	(106)	(4,868,050)	(351,761)
Expiration: September 2022, Exercise Price: $470.00	(29)	(1,331,825)	(69,165)
Expiration: September 2022, Exercise Price: $490.00	(45)	(2,066,625)	(62,505)
			(2,112,466)
Written Put Options
SPDR S&P 500 ETF Trust
Expiration: January 2022, Exercise Price: $275.00	(140)	(6,429,500)	(4,690)
Expiration: March 2022, Exercise Price: $330.00	(151)	(6,934,675)	(33,220)
Expiration: June 2022, Exercise Price: $335.00	(45)	(2,066,625)	(22,455)
Expiration: September 2022, Exercise Price: $310.00	(151)	(6,934,675)	(83,125)
Expiration: September 2022, Exercise Price: $335.00	(29)	(1,331,825)	(22,185)
Expiration: September 2022, Exercise Price: $370.00	(45)	(2,066,625)	(53,325)
Expiration: December 2022, Exercise Price: $210.00	(275)	(12,629,375)	(50,600)
Expiration: December 2022, Exercise Price: $230.00	(700)	(32,147,500)	(175,000)
Expiration: December 2022, Exercise Price: $255.00	(73)	(3,352,525)	(26,207)
Expiration: December 2022, Exercise Price: $260.00	(91)	(4,179,175)	(35,080)
Expiration: December 2022, Exercise Price: $270.00	(365)	(16,762,625)	(161,147)
Expiration: December 2022, Exercise Price: $350.00	(55)	(2,525,875)	(66,633)
Expiration: December 2022, Exercise Price: $360.00	(50)	(2,296,250)	(67,900)
Expiration: January 2023, Exercise Price: $245.00	(140)	(6,429,500)	(47,180)
Expiration: January 2023, Exercise Price: $350.00	(35)	(1,607,375)	(44,958)
Expiration: December 2023, Exercise Price: $295.00	(1,000)	(45,925,000)	(1,242,500)
Expiration: December 2023, Exercise Price: $305.00	(100)	(4,592,500)	(147,400)
Expiration: December 2023, Exercise Price: $315.00	(116)	(5,327,300)	(177,306)
Expiration: December 2023, Exercise Price: $320.00	(353)	(16,211,525)	(567,095)
Expiration: December 2023, Exercise Price: $340.00	(250)	(11,481,250)	(489,125)
Expiration: December 2023, Exercise Price: $385.00	(100)	(4,592,500)	(294,250)
Expiration: December 2023, Exercise Price: $395.00	(250)	(11,481,250)	(801,625)
Expiration: December 2023, Exercise Price: $425.00	(353)	(16,211,525)	(1,449,595)
			(6,062,601)
Total Written Options
(Premiums received $13,056,166)			$(8,175,067)

ETF – Exchange Traded Fund
(a) 100 shares per contract.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2021

ASSETS:
Investments, at value (Cost $112,870,487)	$121,123,438
Deposits at brokers for written option contracts	197,221
Receivable for capital shares sold	220,460
Interest receiveable	28,009
Prepaid expenses and other receivables	35,346
Total assets	121,604,474

LIABILITIES:
Written option contracts, at value (Premiums received $13,056,166)	8,175,067
Payable for capital shares redeemed	2,543,352
Payable to Adviser	112,036
Payable for shareholder servicing fees – Institutional Class	14,354
Payable for administration and fund accounting fees	9,409
Payable for audit fees	9,323
Payable for transfer agent fees	6,456
Payable for compliance fees	2,631
Payable for custodian fees	1,253
Accrued expenses and other liabilities	7,196
Total liabilities	10,881,077

NET ASSETS	$110,723,397

NET ASSETS CONSIST OF:
Paid-in capital	$95,518,722
Total distributable earnings	15,204,675
Total net assets	$110,723,397

Institutional
Class Shares
Net assets	$110,723,397
Shares issued and outstanding(1)	8,988,738
Net asset value and offering price per share	$12.32

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2021

INVESTMENT INCOME:
Dividend income	$664,993
Interest income	12,476
Total investment income	677,469

EXPENSES:
Investment advisory fees (See Note 3)	577,981
Shareholder servicing fees – Institutional Class (See Note 5)	57,798
Administration and fund accounting fees (See Note 3)	52,967
Federal and state registration fees	30,068
Transfer agent fees (See Note 3)	21,704
Legal fees	12,016
Audit fees	9,325
Compliance fees (See Note 3)	8,022
Trustees’ fees (See Note 3)	6,337
Custodian fees (See Note 3)	5,426
Reports to shareholders	3,318
Broker interest expense	3,174
Insurance fees	2,841
Other	1,750
Total expenses before recoupment	792,727
Add: Fee recoupment by Adviser (See Note 3)	135,217
Net expenses	927,944
NET INVESTMENT LOSS	(250,475)

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,446,460
Written option contracts expired or closed	(1,047,146)
Net realized gain	399,314
Net change in unrealized appreciation on:
Investments	3,684,431
Written option contracts	2,687,512
Net change in unrealized appreciation	6,371,943
Net realized and change in unrealized gain on investments	6,771,257
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,520,782

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2021	Year Ended
	(Unaudited)	April 30, 2021
OPERATIONS:
Net investment loss	$(250,475)	$(199,476)
Net realized gain on investments
and written option contracts expired or closed	399,314	2,455,816
Net change in unrealized appreciation on investments
and written option contracts	6,371,943	7,547,376
Net increase in net assets resulting from operations	6,520,782	9,803,716

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	—

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
capital share transactions(1)	(1,167,884)	64,691,449

NET INCREASE IN NET ASSETS	5,352,898	74,495,165

NET ASSETS:
Beginning of period	105,370,499	30,875,334
End of period	$110,723,397	$105,370,499

(1)	A summary of capital share transactions is as follows:

	For the Six Months Ended
	October 31, 2021		For the Year Ended
	(Unaudited)		April 30, 2021
SHARE TRANSACTIONS:	Shares	Dollar Amount	Shares	Dollar Amount
Issued	3,647,419	$43,490,151	6,566,393	$72,219,228
Issued to holders in
reinvestment of dividends	—	—	—	—
Redeemed	(3,708,347)	(44,658,035)	(673,898)	(7,527,779)
Net increase (decrease)
in shares outstanding	(60,928)	$(1,167,884)	5,892,495	$64,691,449

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Financial Highlights

	For the
	Six Months	For the		For the		For the	For the Period
	Ended	Year		Year		Year	Inception
	October 31,	Ended		Ended		Ended	through
	2021	April 30,		April 30,		April 30,	April 30,
	(Unaudited)	2021		2020		2019	2018(1)
Institutional Class
PER SHARE DATA:(2)
Net asset value, beginning of period	$11.64	$9.78		$10.24		$10.34	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(3)(4)	(0.03)	(0.04)		0.01		(0.06)	0.02
Net realized and unrealized
gains (loss) on investments(5)	0.71	1.90		(0.23)		0.13	0.41
Total from investment operations	0.68	1.86		(0.22)		0.07	0.43
LESS DISTRIBUTIONS:
From net investment income	—	—		—		—	(0.06)
From net realized gains	—	—		(0.24)		(0.17)	(0.03)
Total distributions	—	—		(0.24)		(0.17)	(0.09)
Net asset value, end of period	$12.32	$11.64		$9.78		$10.24	$10.34
TOTAL RETURN(6)	5.84%	19.02%		-2.24%		0.77%	4.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$110,723	$105,370		$30,875		$20,937	$21,011
Ratio of gross expenses to average net assets:
Before expense reimbursement/recoupment(7)(8)	1.37%	1.56%		2.12%		2.30%	2.26%
After expense reimbursement/recoupment(7)(8)	1.61%	1.60%		1.66%		1.60%	1.59%
Ratio of broker interest expense to average net assets(7)	0.01%	0.00	%(11)	0.06%		—%	—%
Ratio of operating expenses to average net assets
excluding broker interest expense (after expense
reimbursement/recoupment)(7)(8)	1.60%	1.60%		1.60%		1.60%	1.59%
Ratio of net investment income (loss)
to average net assets(8)	(0.43)%	(0.34)%		0.06%		(0.63)%	0.23%
Portfolio turnover rate(6)(9)	40%	71%		214	%(10)	3%	1%

(1)	Inception date of the Institutional Class is May 10, 2017.
(2)	For an Institutional Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)
These ratios exclude the impact of expenses of the underlying funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(9)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options).  The denominator includes the average fair value of long positions throughout each period.

(10)	The increase in portfolio turnover relates to a strategy change that was effective on May 20, 2019.
(11)	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited)
October 31, 2021

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk. The Fund commenced operations on May 10, 2017. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Institutional Class and Advisor Class. Institutional Class shares have no front end sales load, no deferred sales charge, and no redemption fee. Advisor Class shares have a front end sales load of 5.75%, a deferred sales charge of 1.00%, and no redemption fee. Advisor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. As of October 31, 2021, Advisor Class shares are not available. Institutional Class shares are not subject to a distribution fee, and are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

Effective May 20, 2019, the Fund changed its principal investment strategy. Under this new strategy, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500 Index (the “Index”) or ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund will simultaneously use options on ETFs in which the Fund may invest and will invest in U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$80,120,880	$—	$—	$80,120,880
Purchased Options	—	18,936,739	—	18,936,739
U.S. Government Notes/Bonds	—	9,365,451	—	9,365,451
Short-Term Investments	12,700,368	—	—	12,700,368
Total	$92,821,248	$28,302,190	$—	$121,123,438
Liabilities
Written Options	$—	$(8,175,067)	$—	$(8,175,067)
Total	$—	$(8,175,067)	$—	$(8,175,067)

As of October 31, 2021, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Transactions with Brokers – The Fund’s written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at broker for written option contracts on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will write call or put options. Under normal circumstances, the Fund will write or purchase options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

D.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

F.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of each class of shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

credit worthiness of each counterparty to a contract in evaluating potential credit risk. All of the Fund’s written and purchased options are held with one counterparty. Written and purchased option contracts sold on an exchange have minimal counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.  Statement of Cash Flows – Pursuant to the Cash Flows topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

M.  Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 8 for further derivative disclosure.

The Fund writes call options with strike prices and expiration dates designed to reduce the volatility of the Fund’s investment portfolio and to earn premiums. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund will use cash or U.S. Treasury securities to cover the written call options. The Fund may utilize put options to lower the overall volatility of the Fund’s investment portfolio, to “hedge” or limit the exposure of the Fund’s position. The Fund will also invest in U.S. Treasury securities.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended October 31, 2021, the Fund’s monthly average quantity and notional value are described below:

	Average	Average
	Quantity	Notional Amount
Purchased Option Contracts	5,052	$221,292,464
Written Option Contracts	5,820	$254,802,673

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2021:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts:	Investments,
Equity	at value	$18,936,739	$—
Written Option Contracts:	Written option contracts,
Equity	at value	—	8,175,067
Total fair values of derivative instruments		$18,936,739	$8,175,067

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2021:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts*	Contracts	Total
Equity Contracts	$362,465	$(1,047,146)	$(684,681)
Total	$362,465	$(1,047,146)	$(684,681)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts**	Contracts	Total
Equity Contracts	$3,043,904	$2,687,512	$5,731,416
Total	$3,043,904	$2,687,512	$5,731,416

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with Oakhurst Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any front-end or contingent deferred loads, Rule 12b-1 fees – Advisor Class (See Note 5), shareholder servicing plan fees (See Note 5), taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transaction expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgements and indemnification expenses) do not exceed 1.50% of each class’ average daily net asset value. As of October 31, 2021, Advisor Class shares are not available. The Adviser may

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board or the Adviser, with consent of the Board. During the six months ended October 31, 2021, the Adviser recouped previously waived expenses of $135,217. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
May 31, 2022 – April 30, 2023	$102,802
May 31, 2023 – April 30, 2024	36,278

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended October 31, 2021 are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended April 30, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

At April 30, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments	$120,253,566
Unrealized appreciation	$12,715,933
Unrealized depreciation	(5,953,826)
Net unrealized appreciation	6,762,107
Undistributed ordinary income	1,690,195
Undistributed long-term capital gain	1,069,027
Distributable earnings	2,759,222
Other accumulated loss	(837,436)
Total distributable earnings	$8,683,893

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2021, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions paid for the six months ended October 31, 2021 or the year ended April 30, 2021.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Advisor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Advisor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. As of October 31, 2021, Advisor Class shares are not available.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets in the Institutional Class and the Advisor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. As of October 31, 2021, Advisor Class shares are not available. During the six months ended October 31, 2021, the Fund incurred expenses of $57,798 pursuant to the Agreement.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended October 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$2,076,825	$9,093,887
Other	$42,020,199	$28,535,494

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2021, National Financial Services, for the benefit of its customers, owned 91.91% of the outstanding shares of the Fund.

8.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers is the prime broker for the Fund’s exchange traded derivatives. Refer to Note 2 M. for further derivative disclosure.

		Gross	Net Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Liabilities:
Description
Written Option Contracts**	$8,175,067	$—	$8,175,067	$—	$8,175,067	$—
	$8,175,067	$—	$8,175,067	$—	$8,175,067	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	Interactive Brokers, LLC is the prime brokers for all written option contracts held by the Fund as of October 31, 2021.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2021

9.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2021

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At a meeting held on July 22, 2021 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Oakhurst Strategic Defined Risk Fund (the “Fund”), and Oakhurst Advisors, LLC (“Oakhurst”), for an additional one -year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Oakhurst to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Oakhurst provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Oakhurst included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Oakhurst, including Oakhurst’s portfolio managers and other personnel, and the investment practices and techniques used by Oakhurst in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Oakhurst and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Oakhurst’s profitability and economies of scale; and (v) other ancillary or “fall-out” benefits Oakhurst and/or its affiliates may receive based on their relationships with the Fund. In addition to the Meeting, the Board met on June 24, 2021 with Fund Services and counsel to discuss the materials that had been furnished by Oakhurst in response to the information requests. The Board considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Oakhurst furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Oakhurst, and compliance and operational related to the Fund and Oakhurst.

In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with Oakhurst. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee on several occasions. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.

Nature, Extent and Quality of Services Provided to the Fund

The Board considered the nature, extent and quality of services provided to the Fund by Oakhurst under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Oakhurst’s investment process and investment strategy for the Fund, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board noted that Oakhurst had been managing the Fund’s portfolio since its inception.

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2021

The Board evaluated the ability of Oakhurst, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals. The Board further considered Oakhurst’s compliance program and its compliance record since the inception of the Fund, noting no material deficiencies.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Oakhurst is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

Investment Performance

The Board considered the Fund’s investment performance information as of June 30, 2021 as compared to its benchmark index, the S&P 500 Index, noting the Fund underperformed the index for each of the year-to-date, one-year, three-year and since inception periods ended June 30, 2021. The Board further noted that the performance for a portion of the three-year and since-inception periods represented that of the Fund’s prior investments strategy. Additionally, the Board considered the Fund’s investment performance for the year-to-date and one-year periods ended April 30, 2021 as compared to a peer group derived from funds in the Morningstar, Inc. (“Morningstar”) US Fund Options-based category (the “Performance Peer Group”) and noted that, for the one-year period, the Fund’s Institutional Class shares outperformed the Performance Peer Group average and median, and outperformed the Performance Peer Group average for both the year-to-date and one-year periods ended April 30, 2021. The Board then noted that the Fund underperformed the Performance Peer Group median for the year-to-date and one-year periods ended April 30, 2021.

The Board noted the Fund’s limited operating history and strategy change in 2019 prevented consideration of performance over the longer term. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.

Fees and Expenses

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Oakhurst for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar based on screening criteria applied by Fund Services in consultation with Oakhurst. The Board noted that the Management Fee Rate was lower than to the peer median and peer average for the Expense Group.

The Board received and evaluated information about the nature and extent of responsibilities and duties, as well as the entrepreneurial and other risks, assumed by Oakhurst. The Board noted Oakhurst reported that it does not serve as an investment adviser or sub-adviser to mutual funds other than the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

The Board received and considered information regarding the Fund’s net operating expense ratios and their various components, including contractual and/or estimated management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 fees and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board recognized that Oakhurst had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of each class of the Fund (excluding

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2021

Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratios in comparison to the average and median ratios of the Expense Group. The Board noted the Fund’s net expense ratio for its Institutional Class shares was higher than the average ratio and median ratio of the Expense Group. The Board received a description of the methodology and screening criteria used by Fund Services to select the mutual funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Peer Group may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratios.

Based on its consideration of the factors and information it deemed relevant, including the features of the Fund as described above, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

Profitability and Economies of Scale

The Board requested and received a report on Oakhurst’s revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2021. The Board noted that Oakhurst has subsidized the Fund’s operations since inception but has not yet fully recouped those subsidies. The Board further observed that Oakhurst’s profit from sponsoring the Fund had not been, and currently was not, excessive.

With respect to economies of scale, the Board reviewed the Fund’s operating history and noted that the Fund had experienced growth since it commenced operations. The Board then considered whether the Fund was large enough to generate economies of scale for the benefit of shareholders or whether economies of scale would be expected to be realized as Fund assets grow. The Board was advised that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Oakhurst continues to expand its operations and the Fund grows.

Ancillary Benefits Derived from the Relationship with the Fund

The Board received and considered information regarding ancillary or “fall-out” benefits to Oakhurst as a result of its relationship with the Fund. Ancillary benefits could include benefits potentially derived from an increase in Oakhurst’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Oakhurst, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Oakhurst were unreasonable.

Conclusions

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Oakhurst Advisors, LLC (the “Adviser”), the investment adviser to the Oakhurst Strategic Defined Risk Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 22, 2021, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2020 through May 31, 2021 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

OAKHURST STRATEGIC DEFINED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-844-625-4778.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-844-625-4778, or on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISER
Oakhurst Advisors, LLC
1875 Century Park East, Suite 960
Los Angeles, CA 90067

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-844-625-4778.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

The registrant is not a foreign issuer.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Series Portfolios Trust

By (Signature and Title)*     /s/Ryan Roell
Ryan Roell, President

Date     12/16/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Ryan Roell
Ryan Roell, President

Date     12/16/2021

By (Signature and Title)*     /s/Cullen Small
Cullen Small, Treasurer

Date     12/16/2021